Analysis of cash flows	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Analysis of cash flows
11.	Analysis of cash flows
The following tables analyse the items included within the main cash flow headings on page 3:
Net cash flow from operating activities:

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
	£m	£m	£m
(Loss) / profit for the period	(2,602.3)	349.4	717.9
Taxation	26.1	128.8	353.8
Revaluation of financial instruments	(30.0)	57.2	77.8
Finance costs	157.6	189.2	376.4
Finance and investment income	(51.4)	(43.6)	(102.6)
Share of results of associates	51.9	(8.0)	(21.2)
Goodwill impairment on classification as held for sale	—	—	94.5
Loss/(gain) on sale of discontinued operations	3.3	—	(73.8)
Attributable tax expense on sale of discontinued operations	1.9	—	157.4
Non-cash share-based incentive plans (including share options)	30.6	32.5	71.4
Depreciation of property, plant and equipment	88.2	106.2	203.2
Depreciation of right-of-use assets	155.4	168.4	317.9
Goodwill impairment	2,520.8	—	47.7
Amortisation and impairment of acquired intangible assets	53.1	66.9	135.6
Amortisation of other intangible assets	9.6	18.3	29.6
Investment and other write-downs	220.6	—	7.5
Gains on disposal of investments and subsidiaries	(16.0)	(40.6)	(45.1)
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(0.4)	(0.4)
Gain on sale of freehold property in New York	—	(7.9)	(7.9)
(Gains)/losses on sale of property, plant and equipment	(0.1)	(0.6)	3.2
Movements in trade working capital 1, 2	(456.0)	(296.7)	563.4
Movements in other receivables, payables and provisions 1	(294.7)	(482.5)	(213.1)
Corporation and overseas tax paid	(201.2)	(261.0)	(536.0)
Payment on early settlement of bonds	—	—	(63.4)
Interest and similar charges paid	(77.4)	(110.8)	(270.6)
Interest paid on lease liabilities	(48.6)	(51.7)	(105.1)
Interest received	45.2	35.8	80.8
Investment income	6.8	9.3	18.3
Dividends received from associates	4.7	15.4	33.3
Net cash (outflow)/inflow from operating activities	(401.9)	(126.4)	1,850.5
Notes
1
The Group typically experiences an outflow of working capital in the first half of the financial year and an inflow in the second half. This is primarily due to the seasonal nature of working capital flows associated with its media buying activities on behalf of clients.

2	Trade working capital represents trade receivables, work in progress, accrued income, trade payables, and deferred income.

Acquisitions and disposals:

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
	£m	£m	£m
Initial cash consideration	(5.9)	(6.4)	(3.9)
Earnout payments	(88.5)	(57.9)	(130.2)
Purchase of other investments (including associates)	(2.4)	(8.6)	(27.2)
Acquisitions	(96.8)	(72.9)	(161.3)
Proceeds on disposal of investments and subsidiaries	228.4	136.7	2,468.5
Cash and c ash equivalents disposed	(24.5)	(3.0)	(327.5)
Disposals of investments and subsidiaries	203.9	133.7	2,141.0
Cash consideration for non-controlling interests	(37.8)	(9.1)	(62.7)
Net acquisition payments and disposal proceeds	69.3	51.7	1,917.0
Share repurchases and
buybacks:

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
	£m	£m	£m
Purchase of own shares by ESOP Trusts	(0.4)	—	—
Shares purchased into treasury	(285.1)	—	(43.8)
	(285.5)	—	(43.8)
Net increase/(decrease) in borrowings:

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
	£m	£m	£m
Net increase/(decrease) in drawings on bank loans	7.4	376.5	(70.6)
Repayment of €250 million bonds	(223.1)	—	—
Repayment of £200 million bonds	—	(199.5)	(199.5)
Partial repayment of $450 million bonds	—	(176.2)	(176.2)
Partial repayment of $272 million bonds	—	(135.4)	(135.4)
R epayment of €600 million bonds	—	—	(512.7)
Repayment of $812 million bonds	—	—	(618.8)
Proceeds from issue of €750 million bonds	665.5	—	—
Proceeds from issue of £250 million bonds	250.0	—	—
	699.8	(134.6)	(1,713.2)

Cash and cash equivalents:

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Cash at bank and in hand	1,646.9	1,814.7	2,105.4
Short-term bank deposits	1,115.7	358.5	863.6
Overdrafts 1	(226.5)	(335.9)	(235.7)
	2,536.1	1,837.3	2,733.3
Note
1	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.